PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 102,153	$ 104,265
Accumulated Amortization	73,210	80,808
Net Book Value	28,943	23,457
Computer hardware
Property, Plant and Equipment [Line Items]
Cost	38,713	38,713
Accumulated Amortization	35,361	33,888
Net Book Value	3,352	4,825
Computer software
Property, Plant and Equipment [Line Items]
Cost	1,950	1,950
Accumulated Amortization	1,723	1,447
Net Book Value	227	503
Office furniture
Property, Plant and Equipment [Line Items]
Cost	11,828	21,012
Accumulated Amortization	4,288	17,073
Net Book Value	7,540	3,939
Equipment
Property, Plant and Equipment [Line Items]
Cost	49,662	42,590
Accumulated Amortization	31,838	28,400
Net Book Value	$ 17,824	$ 14,190